Deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current	R$ 526,152	R$ 480,818
Non-current	528,589	470,534
Total	1,054,741	951,352
Interest Bearing Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Current	394,741	367,270
Non-current	528,589	470,534
Total	923,330	837,804
Savings Accounts [Member]
IfrsStatementLineItems [Line Items]
Current	180,730	174,765
Total	180,730	174,765
Interbank [Member]
IfrsStatementLineItems [Line Items]
Current	6,454	6,445
Non-current	770	3
Total	7,224	6,448
Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Current	207,557	186,060
Non-current	527,819	470,531
Total	735,376	656,591
Non Interest Bearing Deposits [Member]
IfrsStatementLineItems [Line Items]
Current	131,411	113,548
Total	131,411	113,548
Demand Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Current	124,920	105,634
Total	124,920	105,634
Other Deposits [Member]
IfrsStatementLineItems [Line Items]
Current	6,491	7,914
Total	R$ 6,491	R$ 7,914